MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	$ 29,316	$ 30,108
Gross unrealized losses, less than one year	(34)
Gross unrealized gains, less than one year	166	264
Market Value, less than one year	29,448	30,372
Amortized cost, over one year through three years	47,866	60,251
Gross unrealized losses, over one year through three years	(171)	(50)
Gross unrealized gains, over one through three years	504	1,613
Market Value, over one year through three years	48,199	61,814
Amortized cost, greater than three years	66,574	51,656
Gross unrealized losses, greater than three years	(394)	(358)
Gross unrealized gains, greater than three years	140	265
Market value, greater than three years	66,320	51,563
Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	9,393	7,848
Gross unrealized losses, less than one year
Gross unrealized gains, less than one year	66	41
Market Value, less than one year	9,459	7,889
Amortized cost, over one year through three years	19,626	22,652
Gross unrealized losses, over one year through three years	(81)	(7)
Gross unrealized gains, over one through three years	110	481
Market Value, over one year through three years	19,655	23,126
Amortized cost, greater than three years	32,326	24,198
Gross unrealized losses, greater than three years	(206)	(182)
Gross unrealized gains, greater than three years	71	17
Market value, greater than three years	32,191	24,033
Foreign banks and government debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	19,923	22,260
Gross unrealized losses, less than one year	(34)
Gross unrealized gains, less than one year	100	223
Market Value, less than one year	19,989	22,483
Amortized cost, over one year through three years	28,240	37,599
Gross unrealized losses, over one year through three years	(90)	(43)
Gross unrealized gains, over one through three years	394	1,132
Market Value, over one year through three years	28,544	38,688
Amortized cost, greater than three years	34,248	27,458
Gross unrealized losses, greater than three years	(188)	(176)
Gross unrealized gains, greater than three years	69	248
Market value, greater than three years	$ 34,129	$ 27,530